Post- Employment Benefits - Schedule of Fair Value of Plan Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Change in plan assets
Fair value of plan assets, beginning balance	$ 7,946	$ 3,547
Interest income	31	115
Employer contributions	703	622
Employee contributions	703	622
Currency translation effects	781	182
Remeasurements: return on plan assets (excluding interest income)	50	20
Fair value of plan assets, ending balance	8,218	7,946
Plan assets [Member]
Change in plan assets
Fair value of plan assets, beginning balance	16,759	10,955
Interest income	31	115
Employer contributions	703	622
Employee contributions	703	622
Net benefits paid	(4,643)	4,071
Currency translation effects	1,427	354
Remeasurements: return on plan assets (excluding interest income)	50	20
Fair value of plan assets, ending balance	$ 15,030	$ 16,759